Revenue Recognition - Performance Obligations (Details) $ in Millions	Dec. 31, 2022 USD ($)
Revenue Recognition
Remaining performance obligations	$ 23.9
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue Recognition
Percentage of remaining performance obligations as revenue	71.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue Recognition
Percentage of remaining performance obligations as revenue	29.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months